UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------

      This Amendment (Check only one.):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Aragon Global Management, LLC
Address:   180 North Stetson Ave, Suite 5350
           Prudential Plaza
           Chicago, IL 60601

Form 13F File Number: 28-12796
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Stephens
Title:  Chief Financial Officer
Phone:  (312) 267-6810

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Stephens                        Chicago, IL         August 16, 2010
---------------------------------     -----------------      ---------------
     [Signature]                        [City, State]            [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              11
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Form 13F Information Table Value Total:           $11,765
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                  ARAGON GLOBAL MANAGEMENT, LLC
                                                            FORM 13F
                                                   Quarter Ended June 30, 2010

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                                                         VALUE   SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                                        -------  -------  ---   ----  ----------  --------  -----------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                        COM         037833100   2,501    9,944   SH             SOLE                 9,944
BAIDU INC                    SPON ADR REP A  056752108   1,171   17,201   SH             SOLE                17,201
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109     788   32,827   SH             SOLE                32,827
DIRECTV                        COM CL A      25490A101     485   14,288   SH             SOLE                14,288
DOLLAR TREE INC                  COM         256746108     600   14,408   SH             SOLE                14,408
E M C CORP MASS                  COM         268648102     723   39,533   SH             SOLE                39,533
J CREW GROUP INC                 COM         46612H402     368   10,008   SH             SOLE                10,008
MILLICOM INTL CELLULAR S A     SHS NEW       L6388F110   1,704   21,025   SH             SOLE                21,025
SPDR GOLD TRUST                GOLD SHS      78463V107   1,499   12,317   SH             SOLE                12,317
STARWOOD HOTELS&RESORTS WRLD     COM         85590A401     739   17,842   SH             SOLE                17,842
WILLIAMS SONOMA INC              COM         969904101   1,187   47,844   SH             SOLE                47,844
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